American Century Investments®
Quarterly Portfolio Holdings
Growth Fund
July 31, 2021

Growth - Schedule of Investments
JULY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	1,041,238	199,251,304
Auto Components — 2.0%
Aptiv plc(1)	1,507,955	251,602,292
Automobiles — 2.5%
Tesla, Inc.(1)	476,444	327,412,317
Beverages — 1.9%
PepsiCo, Inc.	1,548,425	243,025,304
Biotechnology — 1.8%
Amgen, Inc.	380,353	91,870,464
CRISPR Therapeutics AG(1)	315,752	38,212,307
Natera, Inc.(1)	214,789	24,597,636
Vertex Pharmaceuticals, Inc.(1)	351,220	70,798,927
		225,479,334
Building Products — 1.0%
Masco Corp.	1,312,491	78,368,838
Trex Co., Inc.(1)	525,795	51,054,694
		129,423,532
Capital Markets — 1.7%
S&P Global, Inc.	500,544	214,593,224
Chemicals — 0.7%
Air Products and Chemicals, Inc.	325,244	94,655,761
Electrical Equipment — 2.4%
Ballard Power Systems, Inc.(1)(2)	1,968,502	31,830,677
Generac Holdings, Inc.(1)	234,259	98,238,854
Rockwell Automation, Inc.	579,038	178,007,862
		308,077,393
Electronic Equipment, Instruments and Components — 2.2%
CDW Corp.	422,137	77,398,819
Cognex Corp.	1,115,763	100,876,133
Keysight Technologies, Inc.(1)	674,368	110,967,254
		289,242,206
Entertainment — 1.8%
Liberty Media Corp.-Liberty Formula One, Class C(1)	900,001	42,237,047
Take-Two Interactive Software, Inc.(1)	348,043	60,357,617
Walt Disney Co. (The)(1)	713,938	125,667,367
		228,262,031
Equity Real Estate Investment Trusts (REITs) — 1.1%
SBA Communications Corp.	411,023	140,154,733
Food Products — 1.3%
Beyond Meat, Inc.(1)(2)	81,143	9,956,246
Mondelez International, Inc., Class A	2,187,354	138,372,014
Vital Farms, Inc.(1)	863,807	15,038,880
		163,367,140
Health Care Equipment and Supplies — 2.6%
DexCom, Inc.(1)	190,322	98,112,894
Edwards Lifesciences Corp.(1)	495,693	55,651,453
IDEXX Laboratories, Inc.(1)	92,996	63,100,576

Intuitive Surgical, Inc.(1)	122,985	121,934,708
		338,799,631
Health Care Providers and Services — 1.6%
Guardant Health, Inc.(1)	163,169	17,915,956
UnitedHealth Group, Inc.	452,104	186,366,311
		204,282,267
Hotels, Restaurants and Leisure — 1.2%
Chipotle Mexican Grill, Inc.(1)	52,177	97,228,709
Expedia Group, Inc.(1)	358,770	57,715,330
		154,944,039
Household Products — 0.5%
Procter & Gamble Co. (The)	445,000	63,292,350
Insurance — 0.3%
SelectQuote, Inc.(1)	2,119,105	37,720,069
Interactive Media and Services — 11.7%
Alphabet, Inc., Class A(1)	392,747	1,058,268,574
Facebook, Inc., Class A(1)	1,075,726	383,281,174
Twitter, Inc.(1)	964,424	67,268,574
		1,508,818,322
Internet and Direct Marketing Retail — 8.2%
Amazon.com, Inc.(1)	294,237	979,100,099
Chewy, Inc., Class A(1)	526,630	44,078,931
Wayfair, Inc., Class A(1)(2)	161,240	38,916,886
		1,062,095,916
IT Services — 9.2%
Fastly, Inc., Class A(1)(2)	544,663	26,181,950
Okta, Inc.(1)	200,170	49,600,124
PayPal Holdings, Inc.(1)	1,407,370	387,772,656
Shopify, Inc., Class A(1)	21,503	32,252,995
Twilio, Inc., Class A(1)	142,767	53,336,324
Visa, Inc., Class A	2,573,278	634,029,967
		1,183,174,016
Life Sciences Tools and Services — 1.6%
10X Genomics, Inc., Class A(1)	254,563	46,643,578
Agilent Technologies, Inc.	788,070	120,755,966
Repligen Corp.(1)	130,228	31,997,020
		199,396,564
Personal Products — 0.6%
Estee Lauder Cos., Inc. (The), Class A	235,796	78,715,779
Pharmaceuticals — 1.5%
Novo Nordisk A/S, B Shares	517,786	47,932,109
Zoetis, Inc.	738,824	149,759,625
		197,691,734
Road and Rail — 1.1%
Lyft, Inc., Class A(1)	1,132,423	62,645,640
Union Pacific Corp.	384,246	84,057,655
		146,703,295
Semiconductors and Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.(1)	2,036,115	216,215,052
Analog Devices, Inc.	615,115	102,982,553
ASML Holding NV	308,405	235,739,773
NVIDIA Corp.	2,362,194	460,604,208
		1,015,541,586
Software — 16.9%
Datadog, Inc., Class A(1)	539,262	59,696,303

DocuSign, Inc.(1)	294,429	87,751,619
Microsoft Corp.	5,672,357	1,616,111,233
PagerDuty, Inc.(1)	1,381,477	56,074,152
Paycor HCM, Inc.(1)	432,050	11,881,375
salesforce.com, Inc.(1)	341,284	82,566,838
Splunk, Inc.(1)	501,498	71,202,686
Workday, Inc., Class A(1)	357,466	83,790,030
Zendesk, Inc.(1)	842,717	109,999,850
		2,179,074,086
Specialty Retail — 2.1%
Home Depot, Inc. (The)	828,415	271,877,519
Technology Hardware, Storage and Peripherals — 8.5%
Apple, Inc.	7,535,246	1,099,090,982
Textiles, Apparel and Luxury Goods — 1.8%
NIKE, Inc., Class B	1,378,697	230,945,534
TOTAL COMMON STOCKS (Cost $5,265,718,357)		12,786,710,260
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 3.125%, 12/31/22 - 11/15/41, valued at $27,729,886), in a joint trading account at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $27,182,052)		27,182,007
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.50%, 5/15/46, valued at $69,319,300), at 0.02%, dated 7/30/21, due 8/2/21 (Delivery value $67,960,113)		67,960,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	8,724,659	8,724,659
TOTAL TEMPORARY CASH INVESTMENTS (Cost $103,866,666)		103,866,666
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $16,597,517)	16,597,517	16,597,517
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $5,386,182,540)		12,907,174,443
OTHER ASSETS AND LIABILITIES — (0.1)%		(14,900,165)
TOTAL NET ASSETS — 100.0%		$12,892,274,278

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,202,825	USD	6,153,641	Credit Suisse AG	9/30/21	$25,300
EUR	6,348,712	USD	7,486,839	Credit Suisse AG	9/30/21	52,971
EUR	18,547,682	USD	21,944,856	Credit Suisse AG	9/30/21	82,605
USD	196,769,844	EUR	164,971,573	Credit Suisse AG	9/30/21	847,518
USD	6,402,400	EUR	5,354,700	Credit Suisse AG	9/30/21	43,091
USD	6,612,563	EUR	5,580,034	Credit Suisse AG	9/30/21	(14,355)
USD	7,308,602	EUR	6,206,364	Credit Suisse AG	9/30/21	(62,155)
USD	7,281,266	EUR	6,177,895	Credit Suisse AG	9/30/21	(55,679)
USD	6,057,696	EUR	5,124,521	Credit Suisse AG	9/30/21	(28,250)
USD	6,082,495	EUR	5,111,813	Credit Suisse AG	9/30/21	11,641
						$902,687

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
NASDAQ 100 E-Mini	304	September 2021	$90,930,960	$727,735
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
EUR	-	Euro
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $34,154,519. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $35,358,179, which includes securities collateral of $18,760,662.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	12,503,038,378	283,671,882	—
Temporary Cash Investments	8,724,659	95,142,007	—
Temporary Cash Investments - Securities Lending Collateral	16,597,517	—	—
	12,528,360,554	378,813,889	—
Other Financial Instruments
Futures Contracts	727,735	—	—
Forward Foreign Currency Exchange Contracts	—	1,063,126	—
	727,735	1,063,126	—
Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	160,439	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.